UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       MARCH 31, 2003
                                               ----------------------------

Check here if Amendment [ ] ; Amendment Number:
                                                 ---------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         SOUND SHORE MANAGEMENT, INC.
          -----------------------------------------------------
Address:      P.O. BOX 1810
          -----------------------------------------------------
              8 SOUND SHORE DRIVE, SUITE 180
          -----------------------------------------------------
              GREENWICH, CT  06836
          -----------------------------------------------------

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         SHANNA S. SULLIVAN
          -----------------------------------------------------
Title:        VICE PRESIDENT
          -----------------------------------------------------
Phone:        (203) 629-1980
          -----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ SHANNA S. SULLIVAN             GREENWICH, CT              MAY 7, 2003
---------------------------    --------------------------     ---------------
       (Signature)                   (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         53
                                                     ------------------------

Form 13F Information Table Value Total:                     $2,403,124
                                                     ------------------------
                                                            (thousands)

List of Other Included Managers:

                                    NONE

Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                            3/31/03

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               Item 1            Item 2  Item 3       Item 4   Item 5          Item 6           Item 7            Item 8
           Name of Issuer         Title  Cusip    Mkt. Value   Shares   INVESTMENT DISCRETION   Mgrs.        VOTING AUTHORITY
                                                                        ---------------------                ----------------
                                   of    Number      x $1000            Sole   Shared   Other            Sole     Shared    None
                                  Class                                 (A)      (B)     (C)              (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

Aetna Life & Casualty Co.       COMMON  00817Y108     87,922  1,783,400  X                             1,563,900        0   219,500
Altria Group, Inc.              COMMON  02209S103        602     20,100  X                                     0        0    20,100
Ambac Financial Group, Inc      COMMON  023139108     34,874    690,300  X                               604,200        0    86,100
AOL Time Warner                 COMMON  00184A105     61,502  5,663,200  X                             4,971,000        0   692,200
A O N Corporation               COMMON  037389103     82,356  3,982,400  X                             3,505,700        0   476,700
Baxter International Inc        COMMON  071813109     53,812  2,886,900  X                             2,529,100        0   357,800
Beckman Coulter, Inc            COMMON  075811109     28,582    839,900  X                               742,300        0    97,600
Berkshire Hathaway, Inc.        COMMON  084670108    120,710      1,892  X                                 1,658        0       234
CenturyTel, Inc.                COMMON  156700106     68,727  2,490,100  X                             2,177,400        0   312,700
CitiGroup, Inc.                 COMMON  172967101      1,035     30,053  X                                     0        0    30,053
Citizen's Communications        COMMON  17453B101     61,818  6,194,200  X                             5,399,600        0   794,600
Countrywide Financial Corp.     COMMON  222372104     54,159    941,900  X                               827,100        0   114,800
Cypress Semiconductor Corp.     COMMON  232806109     10,990  1,592,800  X                             1,369,000        0   223,800
Dana Corporation                COMMON  235811106     23,449  3,321,351  X                             2,904,600        0   416,751
Duke Energy Corporation         COMMON  264399106     39,024  2,683,900  X                             2,356,700        0   327,200
Electronic Data Systems Co.     COMMON  285661104     74,591  4,238,100  X                             3,702,500        0   535,600
Endurance Specialty Holdings    COMMON  G30397106     16,454    680,200  X                               594,700        0    85,500
Engelhard Corporation           COMMON  292845104     43,712  2,040,700  X                             1,800,600        0   240,100
Equifax Incorporated            COMMON  294429105     60,766  3,039,800  X                             2,668,000        0   371,800
Freddie Mac                     COMMON  313400301     55,091  1,037,500  X                               913,900        0   123,600
Fannie Mae                      COMMON  313586109      1,549     23,700  X                                     0        0    23,700
Goodrich Corporation            COMMON  382388106     19,923  1,417,000  X                             1,240,600        0   176,400
Halliburton Company             COMMON  406216101     62,227  3,001,800  X                             2,635,300        0   366,500
IMS Health, Inc.                COMMON  449934108     33,980  2,176,800  X                             1,910,500        0   266,300
Interpublic Group of Cos.       COMMON  460690100     76,177  8,191,100  X                             7,179,000        0 1,012,100
KB Home Corporation             COMMON  48666K109        500     11,000  X                                     0        0    11,000
King Pharmaceuticals, Inc.      COMMON  495582108     36,911  3,094,000  X                             2,716,000        0   378,000
Kroger Company                  COMMON  501044101     41,854  3,182,800  X                             2,751,000        0   431,800
Laboratory Corp of America      COMMON  50540R409     60,275  2,032,900  X                             1,774,300        0   258,600
Liberty Media Corporation       COMMON  530718105     76,213  7,832,800  X                             6,846,100        0   986,700
MBIA Inc.                       COMMON  55262C100     30,093    778,800  X                               682,300        0    96,500
Marathon Oil Corporation        COMMON  565849106     76,872  3,207,000  X                             2,815,000        0   392,000
McDonald's Corporation          COMMON  580135101     65,823  4,552,100  X                             3,996,200        0   555,900
Merck & Co. Inc.                COMMON  589331107        789     14,400  X                                     0        0    14,400
Mylan Labs, Inc.                COMMON  628530107     37,157  1,292,400  X                             1,134,700        0   157,700
Omnicare, Inc.                  COMMON  681904108     77,559  2,850,400  X                             2,496,300        0   354,100
Presidential Life Corporation   COMMON  740884101         63     10,000  X                                     0        0    10,000
Quest Diagnostics, Inc.         COMMON  74834L100     29,499    494,200  X                               433,500        0    60,700
Republic Services Inc.          COMMON  760759100     56,024  2,823,800  X                             2,487,900        0   335,900
SPX Corporation                 COMMON  784635104     62,837  1,839,500  X                             1,614,900        0   224,600
Safeway, Inc.                   COMMON  786514208     48,279  2,550,400  X                             2,214,200        0   336,200
Schering Plough Inc.            COMMON  806605101     53,412  2,995,600  X                             2,631,700        0   363,900
Sprint Corporation              COMMON  852061100     23,881  2,032,400  X                             1,780,800        0   251,600
TJX Companies, Inc.             COMMON  872540109        669     38,000  X                                     0        0    38,000
TXU Corporation                 COMMON  873168108     75,955  4,255,200  X                             3,735,600        0   519,600
Telephone & Data Systems        COMMON  879433100     46,764  1,143,100  X                             1,004,000        0   139,100
Tenet Healthcare Corporation    COMMON  88033G100        451     27,000  X                                27,000        0         0
Textron Incorporated            COMMON  883203101     40,001  1,456,700  X                             1,264,100        0   192,600
Thermo Electron Corporation     COMMON  883556102     69,716  3,851,700  X                             3,388,400        0   463,300
Triad Hospitals, Inc.           COMMON  89579K109     74,214  2,758,900  X                             2,430,600        0   328,300
Tyco International Ltd.         COMMON  902124106     62,698  4,875,400  X                             4,280,100        0   595,300
Watson Pharmaceuticals, Inc.    COMMON  942683103     74,526  2,590,400  X                             2,272,000        0   318,400
Weatherford International Ltd.  COMMON  G95089101      6,058    160,400  X                               141,000        0    19,400

   TOTALS:                         53              2,403,124
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